REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 54,808	$ 44,946	$ 36,136
Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	33,631	28,947	21,680
Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,118	3,878	3,805
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,059	12,121	10,651
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	46,144	38,077	29,483
Goods and services provided at a point in time | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	29,092	24,810	17,665
Goods and services provided at a point in time | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,391	1,403	1,382
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,661	11,864	10,436
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,664	6,869	6,653
Services transferred over a period of time | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,539	4,137	4,015
Services transferred over a period of time | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,727	2,475	2,423
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	398	257	215
Services transferred over a period of time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0